STRATEGY SHARES

36 North New York Avenue

Huntington, NY 11743

Series of the Trust	NYSE Arca Ticker Symbol

Day Hagan/Ned Davis Research Smart Sector ETF	SSUS

October 19, 2021

The information in this Supplement amends certain information contained in the Statement of Additional Information dated September 1, 2021 (the “SAI”) for Day Hagan/Ned Davis Research Smart Sector ETF (the “Fund”).

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The following amends and restates in its entirety the information in the section of the SAI entitled “Additional Information Regarding Portfolio Managers—Other Accounts Under Management”:

ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS

Donald Hagan, Arthur Day and Regan Teague are the portfolio managers responsible for the day-to-day management of the Fund. Mr. Hagan is the Lead Portfolio Manager of the Fund.

Other Accounts Under Management

As of April 30, 2021, the number of, and total assets in all registered investment companies, other pooled investment vehicles, and other accounts overseen by the Fund’s portfolio managers were as follows:

Donald Hagan	Total Number of Other Accounts Managed/Total Assets
Registered Investment Companies	2/$257 million
Other Pooled Investment Vehicles	0/$0
Other Accounts	4,066/$717 million

Arthur Day	Total Number of Other Accounts Managed/Total Assets
Registered Investment Companies	1/$221 million
Other Pooled Investment Vehicles	0/$0
Other Accounts	4,066/$717 million

Regan Teague	Total Number of Other Accounts Managed/Total Assets
Registered Investment Companies	1/$221 million
Other Pooled Investment Vehicles	0/$0
Other Accounts	4,066/$717 million

None of the accounts above are subject to performance-based fees.

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus, and SAI, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-800-594-7930 or by writing to the Fund at 36 North New York Avenue, Huntington, NY 11743.

Please retain this Supplement for future reference.

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